U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

	Modern Woodmen of America Variable Annuity Account
	1701 1st Avenue
	Rock Island, Illinois 61201


2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) : / X /

3. Investment Company Act File Number: 811-10429
   Securities Act File Number:  333-63972

4.(a).Last day of fiscal year for which this Form is filed:

	December 31, 2018

4.(b)./   /  Check box if this Form is being filed late (i.e.,
more than 90 days after the end of the issuers fiscal year).

4.(c)./   /  Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f:
								$ 202,218,482

(ii) Aggregate price of securities redeemed or
      Repurchased during the fiscal year:			$ 87,950,622

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
	no earlier than October 11, 1995 that were not
      previously used to reduce registration fees
	payable to the Commission:				$ 0

(iv) Total available redemption credits
      (add items 5(ii) and 5(iii):
								$ 87,950,622

(v) Net sales
      (if item 5(i) is greater than item 5(iv),
	subtract item 5(iv)from item 5(i)):			$ 114,267,859

(vi) Redemption credits available for use in future years
     (if item 5(i) is less than 5(iv), subtract item 5
     (iv) from item 5(i)):					$ 0

(vii) Multiplier for determining registration fee:		.000121200

(viii) Registration fee due (multiply item 5(v) by
	item 5(vii))enter 0 if no fee is due):			= $13,850

6. Prepaid Shares

If the response item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest due if this Form is being filed more than 90 days after the end of the issuers fiscal year:
								+ $0


8. Total of the amount of the registration fee due
    plus any interest due:					= $13,850

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: 02/19/2019

Method of Delivery:	/ X /  Wire Transfer	/   / Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


/s/ W. Kenny Massey


By (Signature and Title)*
W. Kenny Massey, President
February 19, 2019

*Please print the name and title of the signing officer below the signature.